Wireless Licenses, Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Wireless Licenses, Goodwill and Other Intangible Assets

Note 3

Wireless Licenses, Goodwill and Other Intangible Assets

Wireless Licenses

Changes in the carrying amount of Wireless licenses are as follows:

(dollars in millions)
Balance at January 1, 2014	$75,747
Acquisitions (Note 2)	444
Dispositions (Note 2)	(1,978)
Capitalized interest on wireless licenses	167
Reclassifications, adjustments and other	961

Balance at December 31, 2014	$75,341
Acquisitions (Note 2)	10,474
Capitalized interest on wireless licenses	389
Reclassifications, adjustments and other	371

Balance at December 31, 2015	$86,575

Reclassifications, adjustments and other includes the exchanges of wireless licenses in 2015 and 2014 as well as $0.3 billion of Wireless licenses that are classified as Assets held for sale on our consolidated balance sheets at December 31, 2015 and 2014, respectively. See Note 2 for additional details.

At December 31, 2015 and 2014, approximately $10.4 billion and $0.4 billion, respectively, of wireless licenses were under development for commercial service for which we were capitalizing interest costs. The increase is primarily due to licenses acquired in the AWS-3 auction.

The average remaining renewal period of our wireless license portfolio was 5.6 years as of December 31, 2015. See Note 1 for additional details.

Goodwill

Changes in the carrying amount of Goodwill are as follows:

			(dollars in millions)
	Wireless	Wireline	Other	Total
Balance at January 1, 2014	$18,376	$6,258	$–	$24,634
Acquisitions (Note 2)	15	40	–	55
Dispositions (Note 2)	–	(38)	–	(38)
Reclassifications, adjustments and other	(1)	(11)	–	(12)

Balance at December 31, 2014	$18,390	$6,249	$–	$24,639
Acquisitions (Note 2)	3	–	2,035	2,038
Reclassifications, adjustments and other	–	(1,918)	572	(1,346)

Balance at December 31, 2015	$18,393	$4,331	$2,607	$25,331

As a result of the acquisition of AOL in the second quarter of 2015, we recognized preliminary Goodwill of $1.9 billion, which is included within Other (see Note 2 for additional details). We also allocated $0.6 billion of goodwill on a relative fair value basis from Wireline to Other as a result of an internal reorganization. This increase was partially offset by a decrease in Goodwill in Wireline primarily due to the reclassification of $1.3 billion of Goodwill to Non-current assets held for sale on our consolidated balance sheet at December 31, 2015 as a result of our agreement to sell our local exchange business and related landline activities in California, Florida and Texas to Frontier (see Note 2 for additional details). The amount of Goodwill reclassified was based on a relative fair value basis.

Other Intangible Assets

The following table displays the composition of Other intangible assets, net:

					(dollars in millions)
	2015			2014
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (5 to 14 years)	$4,139	$(2,365)	$1,774	$3,618	$(2,924)	$694
Non-network internal-use software (3 to 8 years)	14,542	(9,620)	4,922	12,791	(8,428)	4,363
Other (5 to 25 years)	2,220	(578)	1,642	1,073	(402)	671

Total	$20,901	$(12,563)	$8,338	$17,482	$(11,754)	$5,728

The amortization expense for Other intangible assets was as follows:

Years	(dollars in millions)
2015	$1,694
2014	1,567
2013	1,587

Estimated annual amortization expense for Other intangible assets is as follows:

Years	(dollars in millions)
2016	$1,696
2017	1,491
2018	1,311
2019	1,082
2020	805